                                       OPPENHEIMER CAPITAL APPRECIATION FUND
                                       Supplement dated July 30, 2001 to the
                                        Prospectus dated December 26, 2000

         The Prospectus is changed as follows:

1.       The supplement dated March 1, 2001 is withdrawn.

2.       The paragraph  captioned  "Class N Shares" under the heading "What Classes of Shares Does the Fund Offer?"
                  on page 13 is revised by deleting  the first three  sentences  of that  section and  replacing it with  the  following  sentence:  "If you buy  Class N  shares  (available  only  through  certain retirement  plans),  you pay no sales charge at the time of purchase,  but you will pay an annual asset-based sales charge."

3.       The first and second  sentences of the section  captioned  "Class A Contingent  Deferred  Sales Charge" on page 16 are deleted and replaced with the following:

                           "There is no initial  sales charge on  non-retirement  plan  purchases of Class A shares of any one or more of the  Oppenheimer  funds  aggregating  $1 million  or more,  or for certain  purchases  by  particular  types of  retirement  plans that were  permitted  to purchase  such shares  prior to March 1, 2001.  (After March 1, 2001,  retirement  plans are not  permitted to make initial  purchases of Class A shares  subject to a contingent deferred  sales  charge.)  The  Distributor  pays  dealers of record  commissions  in an amount  equal  to  1.0%  of  purchases  of $1  million  or  more  other  than  by  those grandfathered retirement accounts. "

4.       The following  sentence in the section captioned "Class A Contingent  Deferred Sales Charge" on page 16 is deleted:  "That  commission  will not be paid on  purchases of shares in amounts of $1 million or more (including any right of  accumulation)  by a retirement plan that pays for the purchase with the redemption  proceeds of Class C shares of one or more Oppenheimer  funds held by the plan for more than one year."

5.       The following is added after "Can You Reduce Class A Sales Charges?"
                  on page 16.:

                           Purchases by Certain  Retirement  Plans.  There is no initial  sales charge on purchases of Class A shares of any one or more  Oppenheimer  funds by  retirement  plans that have
                           $10 million or more in plan assets and that have entered into a special  agreement  with the  Distributor,  and by retirement  plans which are part of a retirement  plan product or platform  offered by certain banks,  broker-dealers,  financial  advisors,  insurance companies  or  recordkeepers  which  have  entered  into a  special  agreement  with the
                           Distributor.  There is no contingent  deferred  sales charge upon the redemption of such shares.  The  Distributor  currently  pays  dealers of record  concessions  in an amount equal to 0.25% of the purchase  price of Class A shares by those  retirement  plans from its own  resources at the time of sale.  That  concession  will not be paid on purchases of shares by a retirement  plan made with the  redemption  proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than (18) months.

6.       The first paragraph in "How Can You Buy Class N Shares?" on page 17 is revised to read as follows:

                           Class N shares are offered  only through  retirement  plans  (including  IRAs and 403(b)
                           plans)  that  purchase  $500,000  or more of Class N shares  of one or more  Oppenheimer funds or through  retirement  plans (not  including  IRAs and  403(b)  plans)  that have assets of  $500,000  or more or 100 or more  eligible  participants.  See  "Availability of Class N shares" in the Statement of Additional  Information  for other  circumstances where Class N shares are available for purchase.

7.       The following is added to the end of the last paragraph under "Distribution and Service Plans for Class B, Class C and Class N Shares" on page 19.:

                           That sales  concession  on the sale of Class N shares will not be paid on (i)  purchases of Class N shares in  amounts of  $500,000  or more by a  retirement  plan that pays for the purchase with the redemption  proceeds of Class C shares of one or more  Oppenheimer funds  held  by the  plan  for  more  than  one  year  (other  than  rollovers  from  an
                           OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k) plan to any IRA invested in the
                           Oppenheimer  funds),  (ii) purchases of Class N shares in amounts of $500,000 or more by a retirement  plan that pays for the purchase  with the  redemption  proceeds of Class A
                           shares   of  one  or   more   Oppenheimer   funds   (other   than   rollovers   from  an
                           OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k) plan to any IRA invested in the
                           Oppenheimer  funds),  and (iii) on purchases of Class N shares by an  OppenheimerFunds -
                           sponsored  Pinnacle or Ascender  401(k) plan made with the redemption  proceeds of Class
                           A shares of one or more Oppenheimer funds.

8.       The third  sentence of the  paragraph  "OppenheimerFunds  Internet  Web Site"  under the  heading  Special
                  Investor Services on page 20 is deleted and replaced with the following:

                           "To perform account  transactions or obtain account  information  online, you must first obtain a user I.D. and password on that web site."

July 30, 2001                                                                                   PS0320.013